Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 1.1%
66,954	(1)	QuinStreet, Inc.	$ 538,980	0.3
263,198	(1)	Vonage Holdings Corp.	1,902,921	0.8
		2,441,901		1.1

		Consumer Discretionary: 14.0%
32,478		Aarons, Inc.	739,849	0.3
96,170		Boyd Gaming Corp.	1,386,771	0.6
39,971		Brunswick Corp.	1,413,774	0.6
165,151		Callaway Golf Co.	1,687,843	0.7
77,681	(1)	Chegg, Inc.	2,779,426	1.2
99,203	(1)	CROCS, Inc.	1,685,459	0.7
17,155	(1)	Deckers Outdoor Corp.	2,298,770	1.0
21,368	(1)	Five Below, Inc.	1,503,880	0.7
22,244	(1)	Helen of Troy Ltd.	3,203,803	1.4
29,682		LCI Industries	1,983,648	0.9
32,416	(1)	LGI Homes, Inc.	1,463,582	0.6
8,521	(1)	Murphy USA, Inc.	718,832	0.3
31,217	(1)	Planet Fitness, Inc.	1,520,268	0.7
2,975		Pool Corp.	585,391	0.3
8,393	(1)	RH	843,245	0.4
17,144		Strategic Education, Inc.	2,396,046	1.1
46,271		Texas Roadhouse, Inc.	1,910,992	0.8
16,850	(1)	TopBuild Corp.	1,207,134	0.5
16,683		Wingstop, Inc.	1,329,635	0.6
45,424		Winnebago Industries	1,263,242	0.6
		31,921,590		14.0

		Consumer Staples: 3.6%
72,164	(1)	BJ's Wholesale Club Holdings, Inc.	1,838,017	0.8
28,863	(2)	Energizer Holdings, Inc.	873,106	0.4
20,646	(1)	Freshpet, Inc.	1,318,660	0.6
50,123	(1)	Grocery Outlet Holding Corp.	1,721,224	0.7
102,849	(1)	Performance Food Group Co.	2,542,427	1.1
		8,293,434		3.6

		Energy: 0.2%
76,485		Parsley Energy, Inc.	438,259	0.2

		Financials: 4.1%
28,309		Artisan Partners Asset Management, Inc.	608,360	0.3
72,960		Essent Group Ltd.	1,921,766	0.8
42,263		Evercore, Inc.	1,946,634	0.9
32,704		First American Financial Corp.	1,386,977	0.6
26,113		Independent Bank Group, Inc.	618,356	0.3
18,003		Signature Bank	1,447,261	0.6
42,112		Sterling Bancorp	440,070	0.2
26,330		Wintrust Financial Corp.	865,204	0.4
		9,234,628		4.1

		Health Care: 32.0%
67,135	(1),(2)	Aerie Pharmaceuticals, Inc.	906,323	0.4
20,833	(1)	Amedisys, Inc.	3,823,689	1.7
159,406	(1)	Amicus Therapeutics, Inc.	1,472,911	0.6
60,031	(1)	Amphastar Pharmaceuticals, Inc.	890,860	0.4
32,800	(1)	Arena Pharmaceuticals, Inc.	1,377,600	0.6
50,160	(1)	Arrowhead Pharmaceuticals, Inc.	1,443,103	0.6
31,971	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,087,973	0.5
27,683	(1)	Blueprint Medicines Corp.	1,618,902	0.7
14,579	(1)	Catalent, Inc.	757,379	0.3
3,070		Chemed Corp.	1,329,924	0.6
24,115		Conmed Corp.	1,381,066	0.6
46,128	(1)	Dicerna Pharmaceuticals, Inc.	847,371	0.4
23,209	(1)	Emergent Biosolutions, Inc.	1,342,873	0.6
29,124		Encompass Health Corp.	1,864,810	0.8
58,021	(1)	Epizyme, Inc.	899,906	0.4
182,159	(1)	Evolent Health, Inc.	989,123	0.4
39,707	(1)	FibroGen, Inc.	1,379,818	0.6
42,509	(1)	G1 Therapeutics, Inc.	468,449	0.2
27,264	(1)	Global Blood Therapeutics, Inc.	1,392,918	0.6
26,371	(1)	Haemonetics Corp.	2,628,134	1.2
19,923	(1)	HealthEquity, Inc.	1,007,905	0.4
20,774		Hill-Rom Holdings, Inc.	2,089,864	0.9
86,756	(1)	HMS Holdings Corp.	2,192,324	1.0
14,149	(1)	Homology Medicines, Inc.	219,876	0.1
25,433	(1)	Horizon Therapeutics Plc	753,325	0.3
93,713	(1)	Immunomedics, Inc.	1,263,251	0.6
22,202	(1)	Inogen, Inc.	1,146,955	0.5
61,134	(1)	Insmed, Inc.	979,978	0.4
16,523	(1)	Intercept Pharmaceuticals, Inc.	1,040,288	0.5
57,220	(1)	Iovance Biotherapeutics, Inc.	1,712,881	0.7
15,094	(1),(2)	Krystal Biotech, Inc.	652,665	0.3
124,020	(1)	Lantheus Holdings, Inc.	1,582,495	0.7
33,180	(1)	Magellan Health, Inc.	1,596,290	0.7
35,157	(1)	Merit Medical Systems, Inc.	1,098,656	0.5
49,618	(1)	Momenta Pharmaceuticals, Inc.	1,349,610	0.6
23,922	(1)	MyoKardia, Inc.	1,121,463	0.5
10,367	(1)	Neogen Corp.	694,485	0.3
7,039	(1)	NextCure, Inc.	260,936	0.1
29,199	(1)	Novocure Ltd.	1,966,261	0.9
28,828	(1)	Omnicell, Inc.	1,890,540	0.8
28,210	(1)	Phreesia, Inc.	593,256	0.3
36,787	(1)	PTC Therapeutics, Inc.	1,641,068	0.7
22,903	(1)	Quidel Corp.	2,240,142	1.0
196,475	(1)	R1 RCM, Inc.	1,785,958	0.8
6,576	(1)	Reata Pharmaceuticals, Inc.	949,180	0.4
23,687	(1)	Repligen Corp.	2,286,743	1.0
57,890	(1)	Rocket Pharmaceuticals, Inc.	807,566	0.4
126,619	(1)	Select Medical Holdings Corp.	1,899,285	0.8

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
41,842	(1)	Syneos Health, Inc.	$ 1,649,412	0.7
35,219	(1)	Tandem Diabetes Care, Inc.	2,266,343	1.0
22,834	(1),(2)	Teladoc Health, Inc.	3,539,498	1.6
39,719	(1),(2)	UroGen Pharma Ltd.	708,587	0.3
		72,890,218		32.0

		Industrials: 17.6%
127,600	(1)	Air Transport Services Group, Inc.	2,332,528	1.0
47,310		Brink's Co.	2,462,485	1.1
32,035		Crane Co.	1,575,481	0.7
18,027		Curtiss-Wright Corp.	1,665,875	0.7
45,629		EMCOR Group, Inc.	2,797,970	1.2
8,471	(1)	FTI Consulting, Inc.	1,014,572	0.4
35,786	(1)	Generac Holdings, Inc.	3,334,182	1.5
35,439		John Bean Technologies Corp.	2,632,055	1.2
17,377		Lindsay Corp.	1,591,386	0.7
33,338		McGrath Rentcorp	1,746,244	0.8
27,907		Regal Beloit Corp.	1,756,746	0.8
26,111	(1)	Saia, Inc.	1,920,203	0.8
34,316		Simpson Manufacturing Co., Inc.	2,126,906	0.9
21,467		Tennant Co.	1,244,013	0.6
38,085		Tetra Tech, Inc.	2,689,563	1.2
41,058	(1)	Trex Co., Inc.	3,290,388	1.4
33,408		Universal Forest Products, Inc.	1,242,443	0.5
43,311		US Ecology, Inc.	1,316,654	0.6
23,953		Watts Water Technologies, Inc.	2,027,621	0.9
24,081		Woodward, Inc.	1,431,375	0.6
		40,198,690		17.6

		Information Technology: 22.3%
44,031	(1)	Advanced Energy Industries, Inc.	2,135,063	0.9
25,108	(1)	Avalara, Inc.	1,873,057	0.8
10,813	(1)	CACI International, Inc.	2,283,165	1.0
22,389	(1)	Ciena Corp.	891,306	0.4
62,382	(1)	Cornerstone OnDemand, Inc.	1,980,628	0.9
60,127		CSG Systems International, Inc.	2,516,315	1.1
41,290	(1)	Enphase Energy, Inc.	1,333,254	0.6
37,321	(1)	Envestnet, Inc.	2,007,123	0.9
3,109	(1)	Everbridge, Inc.	330,673	0.2
85,989		EVERTEC, Inc.	1,954,530	0.9
41,685	(1)	Five9, Inc.	3,187,235	1.4
38,570	(1)	Inphi Corp.	3,053,587	1.3
42,332		j2 Global, Inc.	3,168,550	1.4
55,300	(1)	LiveRamp Holdings, Inc.	1,820,476	0.8
18,613	(1)	Lumentum Holdings, Inc.	1,371,778	0.6
38,745		NIC, Inc.	891,135	0.4
64,180	(1)	Onto Innovation, Inc.	1,904,221	0.8
29,350	(1)	OSI Systems, Inc.	2,022,802	0.9
15,350	(1)	Proofpoint, Inc.	1,574,757	0.7
30,932	(1)	Q2 Holdings, Inc.	1,826,844	0.8
4,001	(1)	Qualys, Inc.	348,047	0.2
49,519	(1)	Rapid7, Inc.	2,145,658	0.9
31,437	(1)	RealPage, Inc.	1,663,960	0.7
34,704	(1)	Silicon Laboratories, Inc.	2,964,069	1.3
45,107	(1)	Verint Systems, Inc.	1,939,601	0.9
97,806	(1)	Verra Mobility Corp.	698,335	0.3
251,056	(1)	Viavi Solutions, Inc.	2,814,338	1.2
		50,700,507		22.3

		Materials: 2.2%
27,333		Compass Minerals International, Inc.	1,051,501	0.5
30,444		Minerals Technologies, Inc.	1,103,899	0.5
55,700		PolyOne Corp.	1,056,629	0.5
39,811		Sensient Technologies Corp.	1,732,177	0.7
		4,944,206		2.2

		Real Estate: 1.8%
55,421		QTS Realty Trust, Inc.	3,214,972	1.4
17,141		RE/MAX Holdings, Inc.	375,731	0.1
17,263		Ryman Hospitality Properties	618,878	0.3
		4,209,581		1.8

	Total Common Stock
	(Cost $272,284,119)	225,273,014		98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Repurchase Agreements: 1.8%
107,218	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $107,218, collateralized by various U.S. Government Securities, 0.000%-2.000%, Market Value plus accrued interest $109,362, due 05/31/24-09/09/49)	107,218	0.1
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,020,000, due 04/15/20-01/01/59)	1,000,000	0.5

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(3) HSBC Securities USA, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,020,000, due 02/01/30-03/01/56)	$ 1,000,000	0.4
1,000,000	(3) MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,020,000, due 03/01/27-03/01/50)	1,000,000	0.4
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $4,107,218)	4,107,218	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
500,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $500,000)	500,000	0.2

	Total Short-Term Investments
	(Cost $4,607,218)	4,607,218	2.0

	Total Investments in Securities (Cost $276,891,337)	$ 229,880,232	100.9
	Liabilities in Excess of Other Assets	(2,063,634)	(0.9)
	Net Assets	$ 227,816,598	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$225,273,014	$–	$–	$225,273,014
Short-Term Investments	500,000	4,107,218	–	4,607,218
Total Investments, at fair value	$225,773,014	$4,107,218	$–	$229,880,232

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $283,185,035.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 8,700,654
Gross Unrealized Depreciation	(62,005,457)
Net Unrealized Depreciation	$(53,304,803)